Taxation (Reconciliation Between Statutory and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxation [Abstract]
Statutory income tax rates	25.00%	25.00%	25.00%
Effect of preferential tax	(8.00%)	(6.00%)	(3.00%)
Change in valuation allowance	2.00%	1.00%	(2.00%)
Permanent differences	2.00%	16.00%	1.00%
Effect on tax rates in different tax jurisdiction	(1.00%)
Effective tax rate	20.00%	36.00%	21.00%